UNAUDITED RECONCILIATION OF GAAP TO NON-GAAP RESULTS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
UNAUDITED RECONCILIATION OF GAAP TO NON-GAAP RESULTS [Abstract]
GAAP gross profit	$ 1,275	$ 847	$ 2,383	$ 660
Amortization of intangible assets	42	385	115	948
Expenses related to cost saving plan and one time charges				36
Non-GAAP gross profit	1,317	1,232	2,498	1,644
GAAP operating loss	(739)	(1,097)	(642)	(4,035)
Expenses related to cost saving plan and one time charges				87
Stock-based compensation	115	281	263	965
(Gain) loss on sales of Appbuilder	59	(157)	(786)	(245)
Non-GAAP operating loss	(523)	(588)	(1,050)	(2,280)
GAAP Net loss attributable to BluePhoenix	(755)	(4,108)	(1,355)	(7,357)
Revaluation of derivatives and discount amortization	(38)	1,724	(36)	1,979
Net loss from discontinued operation		917	399	1,164
Non-GAAP net loss attributable to BluePhoenix	$ (577)	$ (958)	$ (1,400)	$ (2,459)
Shares used in diluted earnings per share calculation	10,694	6,600	10,668	6,520
Non-GAAP diluted loss per share	$ (0.05)	$ (0.15)	$ (0.13)	$ (0.38)